RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES (Schedule of Liabilities Arising from Financing) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash-flows:
Interest paid	$ (3,996)	$ (3,996)	$ (4,503)
Borrowings & derivative financial instruments [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at 1 January	82,025	81,620
Cash-flows:
Interest paid	(3,996)	(3,996)
Proceeds from government Covid-19 loan (Note 25)	31
Repayment
Non-cash:
Interest charged	3,996	3,996
Adoption of IFRS 16 (Note 13)
Additions (related to Right of Use assets)
Disposals
Exchange adjustment
Accretion interest	643	639
Fair value	1,366	(234)
Balance at 31 December	84,065	82,025	81,620
Lease liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at 1 January	20,149	962
Cash-flows:
Interest paid
Proceeds from government Covid-19 loan (Note 25)
Repayment	(3,240)	(3,533)
Non-cash:
Interest charged
Adoption of IFRS 16 (Note 13)		21,185
Additions (related to Right of Use assets)	224	679
Disposals	(216)
Exchange adjustment	928	(91)
Accretion interest	896	947
Fair value
Balance at 31 December	$ 18,741	$ 20,149	$ 962